EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.07 - Schedule 8

Additional Detail Summary
Run Date - 06/15/2026 12:31:33 PM

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Fixed	123	100.00%	$57,682,833.00	100.00%
Adjustable	-	0.00%	-	0.00%
Total	123	100.00%	$57,682,833.00	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
First	123	100.00%	$57,682,833.00	100.00%
Other	-	0.00%	-	0.00%
Total	123	100.00%	$57,682,833.00	100.00%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Cash Out: Debt Consolidation	7	5.69%	$5,128,844.00	8.89%
Cash Out: Home Improvement/Renovation	2	1.63%	$1,589,910.00	2.76%
Cash Out: Other/Multi-purpose/Unknown Purpose	35	28.46%	$13,641,592.00	23.65%
Limited Cash-Out	-	0.00%	-	0.00%
First Time Home Purchase	-	0.00%	-	0.00%
Other-than-first-time Home Purchase	72	58.54%	$32,471,651.00	56.29%
Rate/Term Refinance - Borrower Initiated	7	5.69%	$4,850,836.00	8.41%
Total	123	100.00%	$57,682,833.00	100.00%

Original Term to Maturity	Loan Count	% of Loans	Original Balance	% of Balance
12	-	0.00%	-	0.00%
120 - 360	112	91.06%	$50,290,250.00	87.18%
361+	11	8.94%	$7,392,583.00	12.82%
Total	123	100.00%	$57,682,833.00	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance
Single Family Detached	55	44.72%	$21,023,025.00	36.45%
Condo, Low Rise	8	6.50%	$2,476,602.00	4.29%
Condo, High Rise	7	5.69%	$4,867,429.00	8.44%
Condotel	2	1.63%	$367,264.00	0.64%
PUD	18	14.63%	$11,176,628.00	19.38%
Townhouse	5	4.07%	$1,497,715.00	2.60%
Multi-wide Manufactured Housing	-	0.00%	-	0.00%
1 Family Attached	2	1.63%	$304,343.00	0.53%
2 Family	3	2.44%	$1,115,420.00	1.93%
3 Family	1	0.81%	$250,512.00	0.43%
4 Family	3	2.44%	$735,288.00	1.27%
5-10 Unit Multi-Family	18	14.63%	$13,518,846.00	23.44%
Other	1	0.81%	$349,761.00	0.61%
Total	123	100.00%	$57,682,833.00	100.00%

Occupancy	Loan Count	% of Loans	Original Balance	% of Balance
Primary	41	33.33%	$19,645,341.00	34.06%
Second Home	5	4.07%	$5,858,575.00	10.16%
Investment	77	62.60%	$32,178,917.00	55.79%
Total	123	100.00%	$57,682,833.00	100.00%

Profile	Loan Count	% of Loans	Original Balance	% of Balance
Full Credit/Compliance	46	37.40%	$25,503,916.00	44.21%
Business Purpose	77	62.60%	$32,178,917.00	55.79%
Total	123	100.00%	$57,682,833.00	100.00%